Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Current Assets

5. Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets:

	December 31, 2024	December 31, 2025
	RMB	RMB
Receivables from a third-party financial institution (1)	92,012	89,969
Prepayments to vendors	11,513	17,131
Deposits	7,917	5,816
Receivables from third-party online payment platform	3,143	12,392
Deductible VAT	7,117	8,844
Staff advances	878	622
Others	4,629	4,969
Sub-total	127,209	139,743
Less: allowance for expected credit loss of receivables	(92,103)	(90,060)
Total	35,106	49,683

(1)	In March 2024, the Company encountered difficulties obtaining response from a third-party financial institution in which the Company had US$12.8 million deposit remaining. The Company had recorded a full allowance of provision for credit loss amounting to US$12.8 million (RMB90.0 million) for the Relevant Deposit for the year ended December 31, 2025. The Company’s management has been continuously following up on the subsequent developments of the matter by seeking legal advice on the various possibilities. As of the report date, there has been no substantial progress in this matter.

SOUND GROUP INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(All amounts in thousands, except for share, ADS, per share and per ADS data)